UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-06128)

Exact name of registrant as specified in charter:	Putnam Multi-Cap Growth Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	June 30, 2016

Date of reporting period:	September 30, 2015

Item 1. Schedule of Investments:

Putnam Multi-Cap Growth Fund

The fund's portfolio
9/30/15 (Unaudited)

COMMON STOCKS (97.7%)(a)
			Shares	Value

Aerospace and defense (4.8%)

General Dynamics Corp.			105,200	$14,512,340

Honeywell International, Inc.			787,400	74,558,906

L-3 Communications Holdings, Inc.			127,600	13,336,752

Northrop Grumman Corp.			328,500	54,514,575

Raytheon Co.			147,400	16,104,924

				173,027,497
Airlines (1.1%)

American Airlines Group, Inc.			347,400	13,489,542

Spirit Airlines, Inc.(NON)			535,000	25,305,500

				38,795,042
Banks (1.8%)

Bank of America Corp.			1,709,200	26,629,336

PacWest Bancorp			528,100	22,607,961

Virgin Money Holdings UK PLC (United Kingdom)(NON)			2,399,096	14,050,304

				63,287,601
Beverages (1.0%)

PepsiCo, Inc.			373,600	35,230,480

				35,230,480
Biotechnology (7.6%)

Alkermes PLC(NON)(S)			262,100	15,377,407

AMAG Pharmaceuticals, Inc.(NON)(S)			468,652	18,619,544

Amgen, Inc.			171,600	23,735,712

Biogen, Inc.(NON)			115,800	33,791,598

BioMarin Pharmaceutical, Inc.(NON)			123,500	13,007,020

Celgene Corp.(NON)			671,068	72,589,426

Gilead Sciences, Inc.			779,033	76,493,250

Neuralstem, Inc.(NON)(S)			2,527,211	3,083,197

PTC Therapeutics, Inc.(NON)(S)			163,300	4,360,110

TESARO, Inc.(NON)(S)			71,200	2,855,120

Vertex Pharmaceuticals, Inc.(NON)			86,879	9,047,579

				272,959,963
Building products (1.1%)

Assa Abloy AB Class B (Sweden)			1,026,129	18,431,104

Fortune Brands Home & Security, Inc.			446,400	21,190,608

				39,621,712
Capital markets (1.7%)

Charles Schwab Corp. (The)			950,300	27,140,568

KKR & Co. LP			744,800	12,497,744

Morgan Stanley			722,400	22,755,600

				62,393,912
Chemicals (2.7%)

Albemarle Corp.			180,500	7,960,050

Axiall Corp.			586,800	9,206,892

Dow Chemical Co. (The)			382,900	16,234,960

E.I. du Pont de Nemours & Co.			149,500	7,205,900

Sherwin-Williams Co. (The)			102,200	22,768,116

Symrise AG (Germany)			317,639	19,080,251

W.R. Grace & Co.(NON)			163,300	15,195,065

				97,651,234
Commercial services and supplies (1.0%)

KAR Auction Services, Inc.			202,874	7,202,027

Tyco International PLC			829,090	27,741,351

				34,943,378
Consumer finance (—%)

Oportun Financial Corp. (acquired 6/23/15, cost $1,831,199) (Private)(F)(RES)(NON)			642,526	1,648,079

				1,648,079
Containers and packaging (0.4%)

Packaging Corp. of America			222,400	13,379,584

				13,379,584
Diversified consumer services (0.4%)

Bright Horizons Family Solutions, Inc.(NON)			219,251	14,084,684

				14,084,684
Diversified telecommunication services (0.5%)

Level 3 Communications, Inc.(NON)			387,700	16,938,613

				16,938,613
Electric utilities (0.2%)

Exelon Corp.			227,700	6,762,690

				6,762,690
Electrical equipment (0.4%)

Hubbell, Inc. Class B			169,500	14,399,025

				14,399,025
Electronic equipment, instruments, and components (0.5%)

Cognex Corp.			322,600	11,087,762

Corning, Inc.			519,400	8,892,128

				19,979,890
Energy equipment and services (0.7%)

Baker Hughes, Inc.			292,000	15,195,680

Schlumberger, Ltd.			165,200	11,393,844

				26,589,524
Food and staples retail (2.7%)

Costco Wholesale Corp.			159,300	23,030,001

CVS Health Corp.			422,800	40,791,744

Walgreens Boots Alliance, Inc.			394,200	32,758,020

				96,579,765
Food products (0.4%)

Pinnacle Foods, Inc.			385,666	16,151,692

				16,151,692
Health-care equipment and supplies (3.1%)

Boston Scientific Corp.(NON)			2,177,900	35,739,339

C.R. Bard, Inc.			191,400	35,659,734

Cooper Cos., Inc. (The)			139,500	20,765,970

Edwards Lifesciences Corp.(NON)			91,600	13,022,772

GenMark Diagnostics, Inc.(NON)(S)			920,982	7,248,128

				112,435,943
Health-care providers and services (0.4%)

Premier, Inc. Class A(NON)			425,931	14,639,248

				14,639,248
Health-care technology (0.1%)

Castlight Health, Inc. Class B(NON)(S)			247,935	1,041,327

HTG Molecular Diagnostics, Inc.(AFF)(NON)			370,078	2,819,994

				3,861,321
Hotels, restaurants, and leisure (3.9%)

Bloomin' Brands, Inc.			665,699	12,102,408

Dave & Buster's Entertainment, Inc.(NON)			350,209	13,248,406

Hilton Worldwide Holdings, Inc.(S)			2,793,403	64,080,665

Lindblad Expeditions Holdings, Inc.(NON)			1,394,800	13,627,196

Melco Crown Entertainment, Ltd. ADR (Hong Kong)(S)			1,432,600	19,712,576

Yum! Brands, Inc.			239,300	19,132,035

				141,903,286
Household durables (1.8%)

Panasonic Corp. (Japan)			1,858,600	18,868,631

PulteGroup, Inc.			1,920,300	36,236,061

Tempur Sealy International, Inc.(NON)			142,800	10,200,204

				65,304,896
Independent power and renewable electricity producers (0.4%)

Calpine Corp.(NON)			1,106,836	16,159,806

				16,159,806
Industrial conglomerates (0.7%)

Danaher Corp.			285,200	24,301,892

				24,301,892
Insurance (0.5%)

Prudential PLC (United Kingdom)			789,211	16,684,360

				16,684,360
Internet and catalog retail (4.6%)

Amazon.com, Inc.(NON)			192,377	98,475,863

Delivery Hero Holding GmbH (acquired 6/12/15, cost $6,354,151) (Private) (Germany)(F)(RES)(NON)			825	5,678,082

Expedia, Inc.			136,800	16,098,624

FabFurnish GmbH (acquired 8/2/13, cost $69) (Private) (Brazil)(F)(RES)(NON)			52	44

Global Fashion Holding SA (acquired 8/2/13, cost $3,488,697) (Private) (Brazil)(F)(RES)(NON)			82,353	2,144,857

Netflix, Inc.(NON)			137,400	14,187,924

New Bigfoot Other Assets GmbH (acquired 8/2/13, cost $69) (Private) (Brazil)(F)(RES)(NON)			52	44

New Middle East Other Assets GmbH (acquired 8/2/13, cost $29) (Private) (Brazil)(F)(RES)(NON)			22	18

Priceline Group, Inc. (The)(NON)			22,990	28,435,411

				165,020,867
Internet software and services (10.9%)

Alibaba Group Holding, Ltd. ADR (China)(NON)(S)			221,252	13,047,230

Facebook, Inc. Class A(NON)			1,552,600	139,578,740

Google, Inc. Class A(NON)			137,148	87,551,169

Google, Inc. Class C(NON)			169,983	103,421,057

GrubHub, Inc.(NON)(S)			163,800	3,986,892

Pandora Media, Inc.(NON)(S)			1,055,079	22,515,386

Twitter, Inc.(NON)			391,600	10,549,704

Yahoo!, Inc.(NON)			324,200	9,372,622

				390,022,800
IT Services (2.5%)

Visa, Inc. Class A(S)			1,287,200	89,666,352

				89,666,352
Leisure products (0.2%)

MCBC Holdings, Inc.(NON)			464,198	6,016,006

				6,016,006
Life sciences tools and services (0.6%)

Agilent Technologies, Inc.			611,400	20,989,362

				20,989,362
Machinery (1.1%)

Middleby Corp. (The)(NON)(S)			265,800	27,959,502

Wabtec Corp.			131,100	11,543,355

				39,502,857
Media (3.2%)

Discovery Communications, Inc. Class A(NON)(S)			408,400	10,630,652

DISH Network Corp. Class A(NON)			123,600	7,210,824

Liberty Global PLC Ser. A (United Kingdom)(NON)			364,700	15,660,218

Lions Gate Entertainment Corp.			332,600	12,239,680

Live Nation Entertainment, Inc.(NON)			1,387,237	33,349,177

Time Warner Cable, Inc.			95,200	17,076,024

Time Warner, Inc.			250,100	17,194,375

				113,360,950
Multiline retail (0.8%)

Dollar General Corp.			378,000	27,382,320

				27,382,320
Oil, gas, and consumable fuels (3.1%)

Anadarko Petroleum Corp.			125,700	7,591,023

Cabot Oil & Gas Corp.			706,100	15,435,346

Diamondback Energy, Inc.(NON)			180,700	11,673,220

EOG Resources, Inc.			268,100	19,517,680

Gulfport Energy Corp.(NON)			533,300	15,828,344

Pioneer Natural Resources Co.			57,700	7,018,628

Scorpio Tankers, Inc.			1,498,140	13,737,944

Suncor Energy, Inc. (Canada)			565,985	15,136,759

Whiting Petroleum Corp.(NON)			258,403	3,945,814

				109,884,758
Personal products (1.4%)

Coty, Inc. Class A(NON)			498,900	13,500,234

Edgewell Personal Care Co.			252,100	20,571,360

Estee Lauder Cos., Inc. (The) Class A			188,600	15,216,248

				49,287,842
Pharmaceuticals (5.3%)

Allergan PLC(NON)			192,000	52,187,520

Aratana Therapeutics, Inc.(NON)(S)			421,400	3,565,044

Bristol-Myers Squibb Co.			688,600	40,765,120

Cardiome Pharma Corp. (Canada)(NON)			934,800	7,889,712

Eli Lilly & Co.			233,200	19,516,508

Jazz Pharmaceuticals PLC(NON)			215,367	28,602,891

Perrigo Co. PLC			242,500	38,137,975

				190,664,770
Real estate investment trusts (REITs) (0.8%)

American Tower Corp.(R)			334,202	29,403,092

				29,403,092
Real estate management and development (0.9%)

Kennedy-Wilson Holdings, Inc.			556,800	12,344,256

RE/MAX Holdings, Inc. Class A			593,855	21,366,903

				33,711,159
Road and rail (2.4%)

Genesee & Wyoming, Inc. Class A(NON)			129,925	7,675,969

Old Dominion Freight Line, Inc.(NON)			217,600	13,273,600

Union Pacific Corp.			736,800	65,140,488

				86,090,057
Semiconductors and semiconductor equipment (3.6%)

Applied Micro Circuits Corp.(NON)(S)			768,100	4,078,611

Avago Technologies, Ltd.			192,500	24,064,425

Freescale Semiconductor, Ltd.(NON)(S)			537,695	19,668,883

Lam Research Corp.			276,266	18,048,458

Maxim Integrated Products, Inc.			299,800	10,013,320

Micron Technology, Inc.(NON)			829,686	12,428,696

ON Semiconductor Corp.(NON)			1,806,900	16,984,860

Skyworks Solutions, Inc.(S)			287,400	24,201,954

				129,489,207
Software (5.8%)

Activision Blizzard, Inc.			1,032,901	31,906,312

Autodesk, Inc.(NON)			183,100	8,082,034

Cadence Design Systems, Inc.(NON)(S)			370,305	7,657,907

Microsoft Corp.			738,800	32,699,288

Mobileye NV (Israel)(NON)(S)			121,295	5,516,497

Red Hat, Inc.(NON)			374,111	26,891,099

Salesforce.com, Inc.(NON)			718,400	49,878,512

SS&C Technologies Holdings, Inc.			268,020	18,772,121

TiVo, Inc.(NON)			2,416,219	20,924,457

TubeMogul, Inc.(NON)(S)			672,500	7,074,700

				209,402,927
Specialty retail (3.7%)

Advance Auto Parts, Inc.			157,900	29,926,787

DavidsTea, Inc. (Canada)(NON)(S)			256,375	4,014,833

Five Below, Inc.(NON)(S)			605,093	20,319,023

Home Depot, Inc. (The)			331,400	38,273,386

Tiffany & Co.			205,593	15,875,891

TJX Cos., Inc. (The)			328,344	23,450,328

				131,860,248
Technology hardware, storage, and peripherals (5.1%)

Apple, Inc.			1,324,532	146,095,880

SanDisk Corp.			303,655	16,497,576

Western Digital Corp.			274,000	21,766,560

				184,360,016
Textiles, apparel, and luxury goods (1.6%)

NIKE, Inc. Class B			329,000	40,457,130

Tumi Holdings, Inc.(NON)(S)			866,700	15,271,254

				55,728,384
Trading companies and distributors (0.2%)

HD Supply Holdings, Inc.(NON)			287,800	8,236,836

				8,236,836

Total common stocks (cost $3,175,213,885)				$3,509,795,927

CONVERTIBLE PREFERRED STOCKS (0.4%)(a)
			Shares	Value

Oportun Financial Corp. Ser. A-1, 8.00% cv. pfd. (acquired 6/23/15, cost $4,999) (Private)(F)(RES)(NON)			1,754	$4,499

Oportun Financial Corp. Ser. B-1, 8.00% cv. pfd. (acquired 6/23/15, cost $95,634) (Private)(F)(RES)(NON)			30,360	86,071

Oportun Financial Corp. Ser. C-1, 8.00% cv. pfd. (acquired 6/23/15, cost $224,601) (Private)(F)(RES)(NON)			44,126	202,141

Oportun Financial Corp. Ser. D-1, 8.00% cv. pfd. (acquired 6/23/15, cost $325,791) (Private)(F)(RES)(NON)			64,006	293,211

Oportun Financial Corp. Ser. E-1, 8.00% cv. pfd. (acquired 6/23/15, cost $182,702) (Private)(F)(RES)(NON)			33,279	164,432

Oportun Financial Corp. Ser. F, 8.00% cv. pfd. (acquired 6/23/15, cost $551,501) (Private)(F)(RES)(NON)			71,810	496,351

Oportun Financial Corp. Ser. F-1, 8.00% cv. pfd. (acquired 6/23/15, cost $1,546,855) (Private)(F)(RES)(NON)			542,756	1,392,169

Oportun Financial Corp. Ser. G, 8.00% cv. pfd. (acquired 6/23/15, cost $1,955,989) (Private)(F)(RES)(NON)			686,312	1,760,390

Oportun Financial Corp. Ser. H, 8.00% cv. pfd. (acquired 2/6/15, cost $5,967,941) (Private)(F)(RES)(NON)			2,096,000	5,371,147

Ovid Therapeutics, Inc. 144A Ser. B, 8.00% (acquired 8/10/15, cost $4,137,150) (Private)(F)(RES)(NON)			664,069	3,723,435

UNEXT.com, LLC zero % cv. pfd. (acquired 4/14/00, cost $10,451,238) (Private)(F)(RES)(NON)			125,000	—

Total convertible preferred stocks (cost $25,444,401)				$13,493,846

WARRANTS (-%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Citigroup, Inc.	1/4/19	$106.10	1,682,858	$790,943

Neuralstem, Inc. Ser. J (acquired 1/3/14, cost $—)(F)(RES)	1/3/19	3.64	721,455	—

Total warrants (cost $1,699,687)				$790,943

SHORT-TERM INVESTMENTS (7.0%)(a)
			Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.24%(d)		Shares	185,388,458	$185,388,458

Putnam Short Term Investment Fund 0.13%(AFF)		Shares	57,477,295	57,477,295

U.S. Treasury Bills 0.17%, February 18, 2016(SEGSF)			$1,511,000	1,510,861

U.S. Treasury Bills 0.16%, February 11, 2016(SEGSF)			2,889,000	2,888,734

U.S. Treasury Bills 0.09%, January 14, 2016(SEGSF)			1,928,000	1,927,958

U.S. Treasury Bills 0.01%, October 15, 2015(SEGSF)			2,148,000	2,147,992

U.S. Treasury Bills 0.03%, October 8, 2015(SEGSF)			372,000	371,998

Total short-term investments (cost $251,710,546)				$251,713,296

TOTAL INVESTMENTS

Total investments (cost $3,454,068,519)(b)				$3,775,794,012

FORWARD CURRENCY CONTRACTS at 9/30/15 (aggregate face value $42,467,324) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Barclays Bank PLC
	Japanese Yen	Sell	11/18/15	$10,564,485	$10,156,639	$(407,846)
JPMorgan Chase Bank N.A.
	Euro	Sell	12/16/15	13,023,866	13,185,712	161,846
State Street Bank and Trust Co.
	Japanese Yen	Sell	11/18/15	7,236,469	7,000,212	(236,257)
UBS AG
	Euro	Sell	12/16/15	11,974,300	12,124,761	150,461

Total						$(331,796)

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/15 (Unaudited)

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

JPMorgan Chase Bank N.A.
baskets	344,394	$—	4/15/16	(3 month USD-LIBOR-BBA plus 0.38%)	A basket (JPCMPNET) of common stocks	$(3,727,589)
baskets	96,185	—	7/16/16	(3 month USD-LIBOR-BBA plus 0.30%)	A basket (JPCMPTMD) of common stocks	(743,815)

Total		$—	$(4,471,404)

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from July 1, 2015 through September 30, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $3,593,092,620.
(b)	The aggregate identified cost on a tax basis is $3,460,738,277, resulting in gross unrealized appreciation and depreciation of $638,154,045 and $323,098,310, respectively, or net unrealized appreciation of $315,055,735.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $21,316,891, or 0.6% of net assets.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with a company which is under common ownership or control, or involving securities of companies in which the fund owned at least 5% of the outstanding voting securities, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Money Market Liquidity Fund*	$—	$20,545,187	$20,545,187	$713	$—
	Putnam Short Term Investment Fund*	79,414,641	133,118,194	155,055,540	20,429	57,477,295
	HTG Molecular Diagnostics, Inc.†	—	167,997	—	—	2,819,994
	Totals	$79,414,641	$153,831,378	$175,600,727	$21,142	$60,297,289
* Management fees charged to Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund have been waived by Putnam Management.
† Security was only in affiliation for a portion of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
The fund received cash collateral of $185,388,458, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $184,549,066.
(F)	This security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $4,970,575 to cover certain derivative contracts and the settlement of certain securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value, and are classified as Level 2 securities.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to gain exposure to specific markets or countries and to gain exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $130,948 at the close of the reporting period.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $4,953,661 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $5,162,287 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$693,969,965	$18,868,631	$7,823,045
Consumer staples	197,249,779	—	—
Energy	136,474,282	—	—
Financials	174,745,460	30,734,664	1,648,079
Health care	615,550,607	—	—
Industrials	440,487,192	18,431,104	—
Information technology	1,022,921,192	—	—
Materials	91,950,567	19,080,251	—
Telecommunication services	16,938,613	—	—
Utilities	22,922,496	—	—
Total common stocks	3,413,210,153	87,114,650	9,471,124
Convertible preferred stocks	—	—	13,493,846
Warrants	790,943	—	—
Short-term investments	57,477,295	194,236,001	—

Totals by level	$3,471,478,391	$281,350,651	$22,964,970

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(331,796)	$—
Total return swap contracts	—	(4,471,404)	—

Totals by level	$—	$(4,803,200)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any, (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above) did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$312,307	$644,103
Equity contracts	790,943	4,471,404

Total	$1,103,250	$5,115,507

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$62,400,000
OTC total return swap contracts (notional)		$42,900,000
Warrants (number of warrants)		2,400,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Barclays Bank PLC	JPMorgan Chase Bank N.A.	State Street Bank and Trust Co.	UBS AG	Total

	Assets:
	OTC Total return swap contracts*#	$—	$—	$—	$—	$—
	Forward currency contracts#	—	161,846	—	150,461	312,307

	Total Assets	$—	$161,846	$—	$150,461	$312,307

	Liabilities:
	OTC Total return swap contracts*#	—	4,471,404	—	—	4,471,404
	Forward currency contracts#	407,846	—	236,257	—	644,103

	Total Liabilities	$407,846	$4,471,404	$236,257	$—	$5,115,507

	Total Financial and Derivative Net Assets	$(407,846)	$(4,309,558)	$(236,257)	$150,461	$(4,803,200)
	Total collateral received (pledged)##†	$(407,846)	$(4,309,558)	$(236,257)	$130,948
	Net amount	$—	$—	$—	$19,513

*	Excludes premiums, if any.

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Multi- Cap Grwoth Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: November 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: November 25, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: November 25, 2015